Expense Example, No Redemption (Vanguard Global Equity Fund Participant)	Vanguard Global Equity Fund Vanguard Global Equity Fund - Investor Shares 10/1/2013 - 9/30/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	62
3 YEAR	195
5 YEAR	340
10 YEAR	762